Subsequent Events (Details) € in Thousands, $ in Thousands					12 Months Ended
	Feb. 29, 2024 USD ($)	Feb. 29, 2024 EUR (€)	Feb. 05, 2024 USD ($)	Jan. 25, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Aug. 30, 2022 shares
Subsequent Events [Line Items]
Ordinary shares					2,900,036
Percentage of gross cash proceeds					8.50%
Private Placement [Member]
Subsequent Events [Line Items]
Aggregate amount (in Dollars) | $					$ 90
IPO [Member]
Subsequent Events [Line Items]
Warrant to purchase shares						60,845
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate gross proceeds (in Dollars) | $				$ 7,275
Adjustment amount payments (in Euro)	$ 128	€ 100
Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Warrant to purchase shares				13,373,208
Subsequent Event [Member] | IPO [Member]
Subsequent Events [Line Items]
Payment to consultant service (in Dollars) | $			$ 100
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares				1,884,461,000,000
Warrant [Member]
Subsequent Events [Line Items]
Ordinary shares					2,900,036
Warrant [Member] | IPO [Member]
Subsequent Events [Line Items]
Warrant to purchase shares						425,912
Warrant [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Warrant to purchase shares				820,000
Series A Warrants [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Warrant to purchase shares				3,380,586
Series B Warrants [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Warrant to purchase shares				7,994,181